Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BLACKROCK GLOBAL ALLOCATION FUND, INC.	Feb. 26, 2021
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[1],[2]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.12%
Component3 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.13%	[3]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	1.15%	[4]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.10%	[1],[2]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[1],[2]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.13%
Component3 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.14%	[3]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	1.91%	[4]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.86%	[1],[2]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[1],[2]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.10%
Component3 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.11%	[3]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	0.88%	[4]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.83%	[1],[2]
Class R Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[1],[2]
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.21%
Component3 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.22%	[3]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	1.49%	[4]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.44%	[1],[2]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 52, BlackRock has contractually agreed to waive a portion of its management fee payable by the Fund so that BlackRock receives a fee as a percentage of average daily net assets at various asset levels through February 28, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 52, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through February 28, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	Other Expenses include expenses of the BlackRock Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”) which were less than 0.01% for the Fund’s last fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.